COMMITMENTS (Tables)	6 Months Ended
Jun. 30, 2024
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of commitments
The Company’s commitments consist of the following:

	June 30, 2024	December 31, 2023
Commitments related to purchases of raw materials and energy	10,967	11,346
Guarantees, pledges and other collateral	9,769	8,888
Capital expenditure commitments	1,952	2,799
Other commitments	1,266	1,374
Total	23,954	24,407